ACCOUNTING POLICIES (Details)	Jan. 20, 2015	Mar. 28, 2014
Golar Eskimo
Business Acquisition
Interest in entities acquired	100.00%
Golar Igloo
Business Acquisition
Interest in entities acquired		100.00%